Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments And Contingencies [Abstract]
Commitments And Contingencies	11. Legal Proceedings

From time to time, we are subject to legal proceedings and claims which arise in the ordinary course of our business. These proceedings include patent enforcement actions initiated by us against others for the infringement of our technologies, as well as proceedings brought by others against us, including proceedings at the Patent Trial and Appeal Board of the U.S. Patent and Trademark Office (“PTAB”).

The majority of our litigation, including our PTAB proceedings, is being paid for through contingency fee arrangements with our litigation counsel as well as third-party litigation financing. In general, litigation counsel is entitled to recoup on a priority basis, from litigation proceeds, any out-of-pocket expenses incurred. Following reimbursement of out-of-pocket expenses, litigation counsel is generally entitled to a percentage of remaining proceeds based on the terms of the specific arrangement between us, counsel and our third-party litigation funder.

ParkerVision v. Qualcomm (Middle District of Florida-Orlando Division)

We have filed a notice of appeal of a summary judgment decision issued in March 2022 by the Middle District of Florida in our patent infringement complaint against Qualcomm Incorporated and Qualcomm Atheros, Inc. (collectively “Qualcomm”). We expect to file our opening briefs with the appellate court in August 2022. The patent infringement case was filed in the Middle District of Florida in May 2014. The case was stayed in February 2016 pending decisions in other cases, including the appeal of a PTAB proceeding with regard to U.S. patent 6,091,940 (“the ‘940 Patent”) asserted in this case.  In March 2017, the PTAB ruled in our favor on three of the six petitions (the method claims), ruled in Qualcomm’s favor on two of the six petitions (the apparatus claims) and issued a split decision on the claims covered in the sixth petition.  In September 2018, the Federal Circuit upheld the PTAB’s decision with regard to the ‘940 Patent and, in January 2019, the court lifted the stay in this case.  In July 2019, the court issued an order that granted our proposed selection of patent claims from four asserted patents, including the ‘940 Patent, and denied Qualcomm’s request to limit the claims and patents. The court also agreed that we may elect to pursue accused products that were at issue at the time the case was stayed, as well as new products that were released by Qualcomm during the pendency of the stay.  In September 2019, Qualcomm filed a motion for partial summary judgment in an attempt to exclude certain patents from the case, including the ‘940 Patent.  The court denied this motion in January 2020.

In April 2020, the court issued its claim construction order in which the court adopted our proposed construction for seven of the ten disputed terms and adopted slightly modified versions of our proposed construction for the remaining terms.  Due to the impact of COVID-19, a number of the scheduled deadlines in this case were moved including the trial commencement date which was rescheduled from December 2020 to May 2021.  In October 2020, our damages expert submitted a report supporting our damages ask of $1.3 billion for Qualcomm’s unauthorized use of our technology. Such amount excludes additional amounts requested by us for interest and enhanced damages for willful infringement. Ultimately, the amount of damages, if any, will be determined by the court. Discovery was expected to close in December 2020; however, the court allowed us to designate a substitute expert due to medical issues with one of our experts in the case. Accordingly, the close of discovery was delayed until January 2021. As a result of these delays, the court rescheduled the trial commencement date from May 3, 2021 to July 6, 2021.

In March 2021, the court further delayed the trial date citing backlog due to the pandemic, among other factors.  A new trial date was not set and the court indicated the case was unlikely to be tried before November or December 2021.  Fact and expert discovery was completed, expert reports were submitted, and summary judgment and Daubert briefings were submitted by the parties.  Joint pre-trial statements were submitted in May 2021. In March 2021, the court granted Qualcomm’s motion to strike certain of our 2020 infringement contentions.  As a result of this ruling, in July 2021, we filed a joint motion for entry of a judgment of non-infringement of our Patent No. 7,865,177 (“the ‘177 Patent”), subject to appeal.

In January 2022, the court held a hearing to allow the parties to present their respective positions on three outstanding motions. The court indicated that upon its ruling on these motions, a pre-trial conference would be scheduled and a trial date set. On March 9, 2022, the court ruled with respect to one of these motions granting Qualcomm’s motion to strike and exclude opinions regarding the alleged infringement and validity issues. This court order precluded the presentation of infringement and validity opinions by both of our experts at trial. On March 22, 2022, the court issued an order granting Qualcomm’s motion for summary judgment ruling that Qualcomm does not infringe the remaining three patents in this case. On April 20, 2022, we filed a notice of appeal to the United States Court of Appeals for the Federal Circuit. As a result of the court’s summary judgment motion in favor of Qualcomm, Qualcomm has the right to petition the court for its fees and costs. The court has granted a Qualcomm motion to delay such a petition until 30 days following the appellate court’s decision. We are represented in this case on a full contingency fee basis.

ParkerVision v. Apple and Qualcomm (Middle District of Florida-Jacksonville Division)

In December 2015, we filed a patent infringement complaint in the Middle District of Florida against Apple Inc. (“Apple”), LG Electronics, Inc., LG Electronics U.S.A., Inc. and LG Electronics MobileComm U.S.A., Inc. (collectively “LG”), Samsung Electronics Co. Ltd., Samsung Electronics America, Inc., Samsung Telecommunications America LLC, and Samsung Semiconductor, Inc. (collectively “Samsung”), and Qualcomm alleging infringement of four of our patents. In February 2016, the district court proceedings were stayed pending resolution of a corresponding case filed at the International Trade Commission (“ITC”). In July 2016, we entered into a patent license and settlement agreement with Samsung and, as a result, Samsung was dismissed from the district court action. In March 2017, we filed a motion to terminate the ITC proceedings and a corresponding motion to lift the stay in the district court case. This motion was granted in May 2017. In July 2017, we filed a motion to dismiss LG from the district court case and re-filed our claims against LG in the District of New Jersey (see ParkerVision v. LG below).  Also in July 2017, Qualcomm filed a motion to change venue to the Southern District of California, and Apple filed a motion to dismiss for improper venue. In March 2018, the district court ruled against the Qualcomm and Apple motions. The parties also filed a joint motion in March 2018 to eliminate three of the four patents in the case in order to expedite proceedings leaving our U.S. patent 9,118,528 as the only remaining patent in this case. A claim construction hearing was held on August 31, 2018. In July 2019, the court issued its claim construction order in which the court adopted our proposed claim construction for two of the six terms and the “plain and ordinary meaning” on the remaining terms. In addition, the court denied a motion filed by Apple for summary judgment.  Fact discovery has closed in this case and a jury trial was scheduled to begin in August 2020.  In March 2020, as a result of the impact of COVID-19, the parties filed a motion requesting an extension of certain deadlines in the case.  In April 2020, the court stayed this proceeding pending the outcome of the infringement case against Qualcomm in the Orlando Division of the Middle District of Florida, which is currently pending an appeal.

ParkerVision v. LG (District of New Jersey)

In July 2017, we filed a patent infringement complaint in the District of New Jersey against LG for the alleged infringement of the same four patents previously asserted against LG in the Middle District of Florida (see ParkerVision v. Apple and Qualcomm above). We elected to dismiss the case in the Middle District of Florida and re-file in New Jersey as a result of a Supreme Court ruling regarding proper venue. In March 2018, the court stayed this case pending a final decision in ParkerVision v. Apple and Qualcomm in the Middle District of Florida. As part of this stay, LG has agreed to be bound by the final claim construction decision in that case.

ParkerVision v. Intel (Western District of Texas)

In February 2020, we filed a patent infringement complaint in the Western District of Texas against Intel Corporation (“Intel”) alleging infringement of eight of our patents. The complaint was amended in May 2020 to add two additional patents. In June 2020, we requested that one of the patents be dropped from this case and filed a second case in the Western District of Texas that included this dismissed patent (see ParkerVision v. Intel II below). Intel’s response to our complaint was filed in June 2020 denying infringement and claiming invalidity of the patents. Intel also filed a motion to transfer venue which was denied by the court. In July 2020 and September 2020, Intel filed petitions for Inter Partes Review (“IPR”) against two of the patents in this case and in January 2021, the PTAB instituted proceedings with regard to these two petitions (see Intel v. ParkerVision (PTAB) below).

The court issued its claim construction ruling in January 2021 in which the majority of the claims were decided in our favor. The case was scheduled for trial beginning February 7, 2022. In April 2021, we filed an amended complaint to include additional Intel semiconductors and products, including WiFi devices, to the complaint. The court suggested that, given the number of patents at issue, the case would be separated into two trials and, as a result of the added products, the first trial date was scheduled for June 2022.

In January 2022, the PTAB issued its ruling on the IPRs (see Intel v. ParkerVision (PTAB) below). In February 2022, the parties filed a joint motion with respect to both Intel cases whereby the first case would be narrowed to six total patents asserted against Intel cellular products. These same six patents would be also asserted in the second Intel case, along with one additional patent from the second case, against Intel WiFi and Bluetooth products. As a result of the restructuring of the two cases, the trial date was moved to October 2022. In March 2022, due to discovery delays, the court agreed to move the trial commencement date to December 5, 2022. In March 2022, Intel filed a motion requesting further claim construction which we have opposed. The court has not yet ruled on this motion. In May 2022, we filed a motion to amend our complaint to add willful infringement based on information obtained during discovery. The court granted this motion in June 2022 and we filed an amended complaint. As a result of additional discovery allowed by the court, the trial date was rescheduled from December 5, 2022 to February 6, 2023. We are represented in this case on a full contingency fee basis.

ParkerVision v. Intel II (Western District of Texas)

In June 2020, to reduce the number of claims in ParkerVision v. Intel, we filed a second patent infringement complaint in the Western District of Texas against Intel that included one patent that we voluntarily dismissed from the original case. In July 2020, we amended our complaint adding two more patents to the case. Intel responded to the complaint denying infringement and claiming invalidity of the patents.

In January 2021, Intel filed a petition for IPR against one of the patents in this case and in July 2021, the PTAB instituted proceedings with regard to this petition (see Intel v. ParkerVision (PTAB) below). We filed an amended complaint in 2021 adding Intel WiFi and Bluetooth products to the case. Two claim construction hearings were held in June 2021 and July 2021 and the court’s claim construction ruling was largely decided in our favor. The case was scheduled for trial in October 2022. In February 2022, the parties filed a joint motion which provided that the Intel II case would assert the same six patents from the first Intel case, provided none of the patents were invalidated in the first case, as well as one additional patent, depending on the outcome of the pending IPR proceeding. As a result of the restructuring of the cases, we anticipate the trial will be scheduled for this case in the fall of 2023. We are represented in this case on a full contingency fee basis.

Intel v. ParkerVision (PTAB)

Intel filed IPR petitions against U.S. patent 7,539,474 (“the ‘474 Patent”) and U.S. patent 7,110,444 (“the ‘444 Patent”) which were both asserted in ParkerVision v. Intel. Intel also filed a petition for IPR against U.S. patent 8,190,108 (“the ‘108 Patent”),which is asserted in ParkerVision v. Intel II. In January 2021, the PTAB issued its decision to institute IPR proceedings for the ‘444 Patent and the ‘474 Patent. An oral hearing was held on November 1, 2021 and final decisions from the PTAB on the ‘474 Patent and the ‘444 Patent were issued in January 2022. The PTAB ruled against us with respect to the single challenged claim of the ’444 Patent and ruled in our favor with respect to the seven challenged claims of the ‘474 Patent. The ‘444 Patent has subsequently been excluded from the narrowed claims asserted in ParkerVision v. Intel.

In July 2021, the PTAB issued its decision to institute IPR proceedings for the ‘108 Patent. We filed our response to this petition in October 2021 and an oral hearing was held on April 26, 2022. A final decision from the PTAB was issued in June 2022 in which the PTAB ruled against us with respect to all of the challenged claims of the ‘108 Patent. We have the option to include or exclude this patent from the patents being asserted in the Intel II case.

Additional Patent Infringement Cases – Western District of Texas

ParkerVision filed a number of additional patent cases in the Western District of Texas in September and October 2020 including cases against (i) TCL Industries Holdings Co., Ltd, a Chinese company, TCL Electronics Holdings Ltd., Shenzhen TCL New Technology Co., Ltd, TCL King Electrical Appliances (Huizhou) Co., Ltd., TCL Moka Int’l Ltd. and TCL Moka Manufacturing S.A. DE C.V. (collectively “TCL”), (ii) Hisense Co., Ltd. and Hisense Visual Technology Co., Ltd (collectively “Hisense”), a Chinese company, (iii) Buffalo Inc., a Japanese company (“Buffalo”) and (iv) Zyxel Communications Corporation, a Chinese multinational electronics company headquartered in Taiwan, (“Zyxel”).  Each case alleges infringement of the same ten patents by products that incorporate modules containing certain WiFi semiconductors manufactured by Realtek and/or MediaTek.  Each of the defendants have filed responses denying infringement and claiming invalidity of the patents, among other defenses.

In May 2021, we also filed a patent infringement case against LG Electronics, a South Korean company, in the Western District of Texas alleging infringement of the same ten patents.

In September 2021, we dismissed the cases against Buffalo and Zyxel following satisfaction of the parties’ obligations under settlement and license agreements entered into in May 2021 and September 2021, respectively.

In May 2021, TCL and Hisense filed petitions for IPR against two of the ten patents asserted against them, including the ‘444 Patent which was challenged by Intel (see TCL, et. al. v. ParkerVision (PTAB) below). In December 2021, LGE filed nearly identical petitions for IPR against the same two patents along with a joinder motion requesting to join the existing petitions.

The court held a combined Markman hearing on October 27, 2021 for the cases against Hisense and TCL. The court issued its claim construction recommendations on October 29, 2021, in which nearly all of the claim terms were decided in our favor. The Hisense and TCL cases currently have a trial date scheduled for February 2023, although this may change as a result of the shift in the Intel trial date discussed above.

In June 2022, the court issued its claim construction order for the LGE case, following a May 2022 claim construction hearing, in which nearly all of the claim terms were decided in our favor. The LGE trial is currently scheduled to commence on April 24, 2023. We are represented in each of these cases on a full contingency fee basis.

TCL, et. al. v. ParkerVision (PTAB)

In May 2021, TCL, along with Hisense, filed petitions for IPR against U.S. patent 7,292,835 (“the ‘835 Patent”) and the ‘444 Patent, both of which are asserted in the infringement cases against these parties in the Western District of Texas. In November 2021, the PTAB issued its decision to implement IPR proceedings for these two patents. In December 2021, LGE filed nearly identical petitions against the same two patents along with a joinder motion requesting to join the existing petitions filed by TCL and Hisense. In April 2022, the PTAB granted LGE’s joinder motion. Oral hearings are scheduled for these IPRs in September 2022 with a final decision expected in November 2022.	12. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, we are subject to legal proceedings and claims which arise in the ordinary course of our business. These proceedings include patent enforcement actions initiated by us against others for the infringement of our technologies, as well as proceedings brought by others against us at the Patent Trial and Appeal Board of the U.S. Patent and Trademark Office (“PTAB”) and in the Federal Patent Court in Germany in an attempt to invalidate certain of our patent claims.

The majority of our litigation, including our PTAB proceedings, is being paid for through contingency fee arrangements with our litigation counsel as well as third-party litigation financing. In general, litigation counsel is entitled to recoup on a priority basis, from litigation proceeds, any out-of-pocket expenses incurred. Following reimbursement of out-of-pocket expenses, litigation counsel is generally entitled to a percentage of remaining proceeds based on the terms of the specific arrangement between us, counsel and our third-party litigation funder.

We were liable for costs assessed on infringement and validity cases in Germany in which we did not prevail. A portion of this liability was covered by bonds posted in Germany. As of December 31, 2021, our bonds have been fully released and all outstanding statutory court costs have been satisfied in full. We have no remaining litigation or related liabilities in Germany.

ParkerVision v. Qualcomm (Middle District of Florida)

We have a patent infringement complaint pending in the Middle District of Florida against Qualcomm and Qualcomm Atheros, Inc. (collectively “Qualcomm”) seeking approximately $1.3 billion in damages for infringement of four of our patents (the “Qualcomm Action”).  HTC Corporation and HTC America, Inc. (collectively “HTC”) were also defendants in this case but we voluntarily dismissed our claims against HTC and HTC dismissed their related counter-claims against us in October 2020.  Qualcomm has pending counterclaims against us for non-infringement and invalidity for all patents in the case.  The case was filed in May 2014 and stayed in February 2016 pending decisions in other cases, including the appeal of a PTAB proceeding with regard to U.S. patent 6,091,940 (“the ‘940 Patent”) asserted in this case.  In March 2017, the PTAB ruled in our favor on three of the six petitions (the method claims), ruled in Qualcomm’s favor on two of the six petitions (the apparatus claims) and issued a split decision on the claims covered in the sixth petition.  In September 2018, the Federal

Circuit upheld the PTAB’s decision with regard to the ‘940 Patent and, in January 2019, the court lifted the stay in this case.  In July 2019, the court issued an order that granted our proposed selection of patent claims from four asserted patents, including the ‘940 Patent, and denied Qualcomm’s request to limit the claims and patents. The court also agreed that we may elect to pursue accused products that were at issue at the time the case was stayed, as well as new products that were released by Qualcomm during the pendency of the stay.  In September 2019, Qualcomm filed a motion for partial summary judgement in an attempt to exclude certain patents from the case, including the ‘940 Patent.  The court denied this motion in January 2020.

In April 2020, the court issued its claim construction order in which the court adopted our proposed construction for seven of the ten disputed terms and adopted slightly modified versions of our proposed construction for the remaining terms.  Due to the impact of COVID-19, a number of the scheduled deadlines in this case were moved including the trial commencement date which was rescheduled from December 2020 to May 2021. In October 2020, our damages expert submitted a report supporting our damages ask of $1.3 billion for Qualcomm’s unauthorized use of our technology. Such amount excludes additional amounts requested by us for interest and enhanced damages for willful infringement.  Ultimately, the amount of damages, if any, will be determined by the court.  Discovery was expected to close in December 2020; however, the court allowed us to designate a substitute expert due to medical issues with one of our experts in the case. Accordingly, the close of discovery was delayed until January 2021.  As a result of these delays, the court rescheduled the trial commencement date from May 3, 2021 to July 6, 2021.

In March 2021, the court further delayed the trial date citing backlog due to the pandemic, among other factors.  A new trial date has not yet been set.  Fact and expert discovery in this case are closed, expert reports have been submitted, and summary judgement and Daubert briefings have been completed by the parties.  Joint pre-trial statements were submitted in May 2021. In March 2021, the court granted Qualcomm’s motion to strike certain of our 2020 infringement contentions.  We filed a motion to clarify the court’s order and in July 2021, based on the court’s response to our motion to clarify, we filed a joint motion for entry of a judgement of non-infringement of our Patent No. 7,865,177 (“the ‘177 Patent”), subject to appeal.  A number of outstanding motions are pending decisions by the court.  In January 2022, the court held a hearing to allow the parties to present their respective positions on three outstanding motions. The court indicated that upon its ruling on these motions, a pre-trial conference will be scheduled and a trial date set. On March 9, 2022, the court ruled with respect to one of these motions granting Qualcomm’s motion to strike and exclude opinions regarding the alleged infringement and validity issues. This court order prevents the presentation of infringement and validity opinions by both of our experts at trial. In addition, on March 22, 2022, the court issued an order granting Qualcomm’s motion for summary judgment ruling that Qualcomm does not infringe the remaining three patents in this case. This is a final judgment and the next step is an appeal of both the March 22, 2022 and the March 9, 2022 rulings (see Note 17). We are represented in this case on a full contingency fee basis.

ParkerVision v. Apple and Qualcomm (Middle District of Florida)

In December 2015, we filed a patent infringement complaint in the Middle District of Florida against Apple, LG, Samsung and Qualcomm alleging infringement of four of our patents. In February 2016, the district court proceedings were stayed pending resolution of a corresponding case filed at the International Trade Commission (“ITC”). In July 2016, we entered into a patent license and settlement agreement with Samsung and, as a result, Samsung was dismissed from the district court action. In March 2017, we filed a motion to terminate the ITC proceedings and a corresponding motion to lift the stay in the district court case. This motion was granted in May 2017. In July 2017, we filed a motion to dismiss LG from the district court case and re-filed our claims against LG in the District of New Jersey (see ParkerVision v. LG below).  Also in July 2017, Qualcomm filed a motion to change venue to the Southern District of California, and Apple filed a motion to dismiss for improper venue. In March 2018, the district court ruled against the Qualcomm and Apple motions. The parties also filed a joint motion in March 2018 to eliminate three of the four patents in the case in order to expedite proceedings leaving our U.S. patent 9,118,528 as the only remaining patent in this case. A claim construction hearing was held on August 31, 2018. In July 2019, the court issued its claim construction order in which the court adopted our proposed claim construction for two of the six disputed terms and the “plain and ordinary meaning” on the remaining terms. In addition, the court denied a motion filed by Apple for summary judgment.  Fact discovery has closed in this case and a jury trial was scheduled to begin in August 2020.  In March 2020, as a result of the impact of COVID-19, the parties filed a motion requesting an extension of certain deadlines in the case. In April 2020, the court stayed this proceeding pending the outcome of the Qualcomm Action.

ParkerVision v. LG (District of New Jersey)

In July 2017, we filed a patent infringement complaint in the District of New Jersey against LG for the alleged infringement of the same patents previously asserted against LG in the Middle District of Florida (see ParkerVision v. Apple and Qualcomm above). We elected to dismiss the case in the Middle District of Florida and re-file in New Jersey as a result of a Supreme Court ruling regarding proper venue. In March 2018, the court stayed this case pending a final decision in ParkerVision v. Apple and Qualcomm in the Middle District of Florida. As part of this stay, LG has agreed to be bound by the final claim construction decision in that case.

ParkerVision v. Intel (Western District of Texas)

In February 2020, we filed a patent infringement complaint in the Western District of Texas against Intel Corporation (“Intel”) alleging infringement of eight of our patents. The complaint was amended in May 2020 to add two additional patents. In June 2020, we requested that one of the patents be dropped from this case and filed a second case in the Western District of Texas that included this dismissed patent (see ParkerVision v. Intel II below). Intel’s response to our complaint was filed in June 2020 denying infringement and claiming invalidity of the patents. Intel also filed a motion to transfer venue which the court denied. In July 2020 and September 2020, Intel filed IPR petitions against two of the patents in this case and in January 2021, the PTAB instituted proceedings with regard to these two petitions (see Intel v. ParkerVision (PTAB) below).

The court issued its claim construction ruling in January 2021 in which the majority of the disputed claim terms were decided in our favor. The case was scheduled for trial beginning February 7, 2022. In April 2021, we filed an amended complaint to include additional Intel chips and products, including WiFi devices, to the complaint. The court suggested that, given the number of patents at issue, the case would be separated into two trials and, as a result of the added products, the first trial date was moved to June 2022.

In January 2022, the PTAB issued its ruling on the IPRs (see Intel v. ParkerVision (PTAB) below). In February 2022, the parties filed a joint motion with respect to both Intel cases whereby the first case would be narrowed to six total patents asserted against Intel cellular products. These same six patents would be also asserted in the second Intel case, along with one additional patent from the second case, against Intel WiFi and Bluetooth products. As a result of the restructuring of the two cases, the trial date was moved to October 2022. In March 2022, due to discovery delays, the court agreed to move the trial commencement date to December 5, 2022. Discovery is ongoing in this case. We are represented in this case on a full contingency fee basis.

ParkerVision v. Intel II (Western District of Texas)

In June 2020, to reduce the number of claims in ParkerVision v. Intel, we filed a second patent infringement complaint in the Western District of Texas against Intel that included a single patent that we voluntarily dismissed from the original case.  In July 2020, we amended our complaint adding two more patents to the case.  Intel responded to the complaint denying infringement and claiming invalidity of the patents.

In January 2021, Intel filed a petition for IPR against one of the patents in this case and in July 2021, the PTAB instituted proceedings with regard to this petition (see Intel v. ParkerVision (PTAB) below). We filed an amended complaint in 2021 adding Intel WiFi and Bluetooth products to the case. Two claim construction hearings were held in June 2021 and July 2021 and the court’s claim construction ruling was largely decided in our favor.  The case was scheduled for trial in October 2022. In February 2022, the parties filed a joint motion which provided that the Intel II case would assert the same six patents from the first Intel case, provided none of the patents were invalidated in the first case, as well as one additional patent, depending on the outcome of the pending IPR proceeding. As a result of the restructuring of the cases, the trial date for this case is rescheduled for May 2023 although this date may change in lieu of the schedule changes in the first Intel case.  We are represented in this case on a full contingency fee basis.

Additional Patent Infringement Cases – Western District of Texas

ParkerVision filed a number of additional patent cases in the Western District of Texas in September and October 2020 including cases against (i) TCL Industries Holdings Co., Ltd, a Chinese company, TCL Electronics Holdings Ltd., Shenzhen TCL New Technology Co., Ltd, TCL King Electrical Appliances (Huizhou) Co., Ltd., TCL Moka Int’l Ltd. and TCL Moka Manufacturing S.A. DE C.V. (collectively “TCL”), (ii) Hisense Co., Ltd. and Hisense Visual Technology Co., Ltd (collectively “Hisense”), a Chinese company, (iii) Buffalo Inc., a Japanese company (“Buffalo”) and (iv) Zyxel Communications Corporation, a Chinese multinational electronics company headquartered in Taiwan, (“Zyxel”).  Each case alleges infringement of the same ten patents by products that incorporate modules containing certain WiFi chips manufactured by Realtek and/or MediaTek.  Each of the defendants have filed responses denying infringement and claiming invalidity of the patents, among other defenses.

In May 2021, we filed a patent infringement case against LG Electronics (“LGE”), a South Korean company, in the Western District of Texas alleging infringement of the same ten patents. A second action was filed against Hisense in June 2021 in the Western District of Texas for infringement of two additional patents. In September 2021, we dismissed the cases against Buffalo and Zyxel following satisfaction of the parties’ obligations under settlement and license agreements entered into in May 2021 and September 2021, respectively.

In May 2021, TCL and Hisense filed petitions for IPR against two of the ten patents asserted against them, including U.S. Patent 7,110,444 (“the ‘444 Patent”) which was challenged by Intel (see TCL, et. al. v. ParkerVision (PTAB) below). In December 2021, LGE filed nearly identical petitions for IPR against the same two patents along with a joinder motion requesting to join the existing petitions.

The court held a combined Markman hearing on October 27, 2021 for the cases against Hisense and TCL. The court issued its claim construction recommendations on October 29, 2021, in which nearly all of the claim terms were decided in our favor. The Hisense and TCL cases currently have a trial date scheduled for December 12, 2022. The LGE case currently has a claim construction hearing scheduled for April 25, 2022 and a trial scheduled to commence on April 24, 2023. We are represented in each of these cases on a full contingency fee basis.

Intel v. ParkerVision (PTAB)

Intel filed petitions for Inter Partes Review (IPR) against U.S. patent 7,539,474 (“the ‘474 Patent”), and the ‘444 Patent which were both asserted in ParkerVision v. Intel. Intel also filed a petition for IPR against U.S. patent 8,190,108 (“the ‘108 patent”) which is asserted in ParkerVision v. Intel II.  In January 2021, the PTAB issued its decision to institute IPR proceedings for the ‘444 Patent and the ‘474 Patent. An oral hearing was held on November 1, 2021 and final decisions from the PTAB on the ‘474 Patent and the ‘444 Patent were issued in January 2022. The PTAB ruled against us with respect to the single challenged claim of the ‘444 Patent and ruled in our favor with respect to the seven challenged claims of the ‘474 Patent. The ‘444 Patent has subsequently been excluded from the narrowed claims asserted in ParkerVision v. Intel.

In July 2021, the PTAB issued its decision to institute IPR proceedings for the ‘108 Patent. We filed our response to this petition in October 2021 and an oral hearing is scheduled for April 2022. A final decision from the PTAB with respect to the ‘108 Patent is expected by July 2022. Depending on the PTAB’s ruling with respect to the ‘108 Patent, we have the option to include or exclude this patent from the patents being asserted in the Intel II case.

TCL, et. al. v. ParkerVision (PTAB)

In May 2021, TCL, along with Hisense, filed petitions for Inter Partes Review (“IPR”) against U.S. patent 7,292,835 (“the ‘835 Patent”) and the ‘444 Patent, both of which are asserted in the infringement cases against these parties in the Western District of Texas. In November 2021, the PTAB issued its decision to implement IPR proceedings for these two patents. In December 2021, LGE filed nearly identical petitions against the same two patents along with a joinder motion requesting to join the existing petitions filed by TCL and Hisense. Oral hearings are scheduled for these IPRs in September 2022 with a final decision expected in November 2022.